Balance Sheet Components - Summary of Asset Retirement Obligation Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 78,482	$ 64,858	$ 59,548
Additions	22,955	17,337	5,774
Adjustments (1)	(2,366)	(4,676)	(871)
Accretion expense	6,685	3,349	2,438
Impact of foreign currency exchange	(2,741)	(2,386)	(2,031)
Asset retirement obligations, ending balance	$ 103,015	$ 78,482	$ 64,858